                         [METROPOLITAN WEST LOGO BLACK]
                          [METROPOLITAN WEST LOGO RED]

                            METROPOLITAN WEST FUNDS

                             TOTAL RETURN BOND FUND

                             LOW DURATION BOND FUND

                               ALPHATRAK 500 FUND

                                 ANNUAL REPORT
                                   [DINGBAT]

                                 March 31, 1999

                            METROPOLITAN WEST FUNDS

Dear Shareholders:

We are pleased to enclose the annual report for the Metropolitan West Low Duration and Total Return Bond Funds and the Metropolitan West AlphaTrak 500 Fund, our new enhanced equity index fund, for the year ended March 31, 1999.

In spite of severe market volatility, all of our Funds performed solidly. By continuing to apply a philosophy of diversifying the sources of value added, all Funds were able to both outperform their individual benchmarks as well as to rank near the top of their respective peer groups.

Returns for the Funds, net of fees, were as follows:

                                           ONE YEAR        SINCE INCEPTION
                                         PERIOD ENDED     (ANNUALIZED) ENDED
                                        MARCH 31, 1999      MARCH 31, 1999
                                        --------------    ------------------
Low Duration Bond Fund                       6.54%               7.62%
  Inception date of the Fund 3/31/97
Merrill Lynch 1-3 Year US Treasury           6.08%               6.79%
  Index*
Total Return Bond Fund                       8.84%              11.25%
  Inception date of the Fund 3/31/97
Lehman Aggregate Index*                      6.48%               9.20%
AlphaTrak 500 Fund                            N/A               17.28%**
  Inception date of the Fund 6/29/98
S&P 500 Stock Index*                          N/A               14.22%**

---------

 * An unmanaged Index
** Cumulative return

Performance across the three funds was enhanced by a strategy shift in the fourth quarter of calendar year 1998. This shift in portfolio composition saw the Funds increase their exposure to the investment grade corporate and mortgage markets, especially those areas negatively impacted by the events following the August 1998 Russian debt default. As the debt markets have stabilized, the Funds have benefited from positive price performance from these sectors.

Asset growth has also been strong. The Low Duration Bond Fund and Total Return Bond Fund had net assets of approximately $235 and $115 million, respectively, on March 31, 1999, compared to $135 and $25 million, respectively, on March 31, 1998. Despite the growth of assets, management believes our five basic investment strategies can continue to be effectively utilized.

--------------------------------------------------------------------------------

We appreciate your support and confidence in our fixed income investment style. The portfolio managers of Metropolitan West Asset Management, LLC, (the Adviser to the Funds) led by Tad Rivelle, Laird Landmann, Stephen Kane, and Brian Loo, are committed to enhancing shareholder value on behalf of the Funds' investors.

As always, our philosophy is to maintain open and direct communication with our shareholders. Feel free to contact us at (310) 966-8900 if you have any comments, questions, or suggestions.

Sincerely,
/s/ Scott Dubchansky
Scott Dubchansky,
President and Trustee

Past performance is not indicative of future results. Share prices and returns will fluctuate and when redeemed, shares may be worth more or less than their original investment. Please read the prospectus carefully before you invest. U.S. Treasury bonds unlike mutual funds are insured direct obligations of the U.S. Government that offer a fixed rate of return.

  The Metropolitan West Funds are distributed by First Data Distributors, Inc.
                  4400 Computer Drive, Westborough MA. 01581.
            To be preceded or accompanied by a prospectus. DFU 5/99

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Total Return Bond Fund with the performance of the Lehman Aggregate Index. The one year and average annual since inception total returns for the Metropolitan West Total Return Bond Fund were 8.84% and 11.25%, respectively. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST TOTAL RETURN BOND FUND
[Performance Chart]         TOTAL RETURN PERFORMANCE

                                                                     TOTAL RETURN BOND                LEHMAN AGGREGATE INDEX
                                                                     -----------------                ----------------------
Mar-97                                                                    10000.00                           10000.00
                                                                          10127.60                           10150.00
                                                                          10249.10                           10246.00
Jun-97                                                                    10391.20                           10368.00
                                                                          10696.90                           10648.00
                                                                          10637.40                           10558.00
Sep-97                                                                    10776.50                           10714.00
                                                                          10939.70                           10869.00
                                                                          11051.80                           10919.00
Dec-97                                                                    11187.50                           11030.00
                                                                          11323.20                           11171.00
                                                                          11314.50                           11162.00
Mar-98                                                                    11370.60                           11200.00
                                                                          11454.50                           11258.10
                                                                          11550.10                           11365.10
Jun-98                                                                    11665.20                           11461.70
                                                                          11703.20                           11485.70
                                                                          11722.50                           11673.00
Sep-98                                                                    11928.40                           11946.10
                                                                          12040.30                           11882.80
                                                                          12216.00                           11950.50
Dec-98                                                                    12298.70                           11986.40
                                                                          12416.00                           12071.50
                                                                          12173.60                           11860.20
Mar-99                                                                    12375.80                           11925.50

Past performance does not guarantee future results.

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West Low Duration Bond Fund with the performance of the Merrill Lynch 1-3 Year U.S. Treasury Index. The one year and average annual since inception total returns for the Metropolitan West Low Duration Bond Fund were 6.54% and 7.62%, respectively. The graph assumes that distributions were reinvested.

                    METROPOLITAN WEST LOW DURATION BOND FUND
[Performance Chart]         TOTAL RETURN PERFORMANCE

                                                                                              MERRILL LYNCH 1-3 YR. U.S. TREASURY
                                                                  LOW DURATION BOND                          INDEX
                                                                  -----------------           -----------------------------------
Mar-97                                                                 10000.00                            10000.00
                                                                       10087.20                            10082.00
                                                                       10167.90                            10151.00
Jun-97                                                                 10242.90                            10221.00
                                                                       10358.50                            10333.00
                                                                       10397.10                            10342.00
Sep-97                                                                 10487.70                            10421.00
                                                                       10536.40                            10498.00
                                                                       10597.00                            10524.00
Dec-97                                                                 10682.90                            10596.00
                                                                       10786.30                            10699.00
                                                                       10812.90                            10708.00
Mar-98                                                                 10870.70                            10751.00
                                                                       10937.20                            10801.70
                                                                       11016.90                            10859.00
Jun-98                                                                 11085.40                            10915.50
                                                                       11154.70                            10966.50
                                                                       11061.20                            11104.40
Sep-98                                                                 11120.70                            11251.50
                                                                       11171.20                            11306.80
                                                                       11311.30                            11296.90
Dec-98                                                                 11396.90                            11336.80
                                                                       11484.90                            11381.70
                                                                       11434.40                            11326.20
Mar-99                                                                 11581.30                            11404.90

Past performance does not guarantee future results.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

The graph below compares the increase in value of a $10,000 investment in the Metropolitan West AlphaTrak 500 Fund with the performance of the S&P 500 Index. The aggregate since inception total return for the Metropolitan West AlphaTrak 500 Fund was 17.28%. The graph assumes that distributions were reinvested.

                      METROPOLITAN WEST ALPHATRAK 500 FUND
[Performance Chart]         TOTAL RETURN PERFORMANCE

                                                                       ALPHATRAK 500                      S&P 500 INDEX
                                                                       -------------                      -------------
Jun-29-98                                                                   10000                              10000
Jun-98                                                                       9960                               9960
Jul-98                                                                       9880                               9854
Aug-98                                                                       8290                             8429.3
Sep-98                                                                       9010                             8969.3
Oct-98                                                                       9802                             9698.9
Nov-98                                                                    10487.5                            10286.6
Dec-98                                                                    11079.8                            10879.4
Jan-99                                                                    11594.1                            11334.4
Feb-99                                                                    11141.5                            10982.3
Mar-99                                                                    11727.9                            11421.6

Past performance does not guarantee future results.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--95.21%
Asset-Backed         $ 1,000,000   Green Tree Financial Corp.
Securities--8.09%                  1996-9 A6, 7.69%, 01/15/28        $  1,055,313
                       1,000,000   Green Tree Home Equity Loan
                                   Trust 1997-B M1, 7.65%, 04/15/27     1,037,344
                       2,000,000   Green Tree Home Improvement Loan
                                   Trust 1997-E HEB2, 7.77%,
                                   01/15/29                             1,856,250
                       2,377,005   Green Tree Recreational
                                   Equipment & Consumer Trust
                                   1998-A A4H, 8.26%, 05/15/29          2,312,752
                       3,113,663   First Union Home Equity Loan
                                   Trust 1997-3 B, 7.39%, 03/25/29      3,063,066
                                                                     ------------
                                                                        9,324,725
                                                                     ------------
CORPORATES--33.15%
Banks--9.39%           1,000,000   Bergen Bank ASA (FRN), 5.19%,
                                   08/29/49(2)                            708,002
                         250,000   Capital One Bank, 8.13%,
                                   03/01/00                               254,536
                         200,000   Capital One Bank, 7.35%,
                                   06/20/00                               202,809
                         500,000   Den Norske Bank ASA (FRN),
                                   5.34%, 08/29/49(2)                     357,649
                       2,000,000   Den Norske Bank ASA (FRN),
                                   5.25%, 11/29/49(2)                   1,445,602
                       1,000,000   Fokus Bank ASA (FRN), 5.82%,
                                   03/29/49(2)                            940,200
                         250,000   MBNA Corp. (FRN) (MTN), 5.52%,
                                   02/06/01                               249,657
                       1,500,000   MBNA Corp. (FRN) (MTN), 5.35%,
                                   06/17/02                             1,493,458
                       1,085,000   MBNA Corp. (FRN) (MTN), 5.60%,
                                   05/23/03                             1,079,906
                       1,070,000   Midland Bank PLC (FRN), 5.38%,
                                   06/29/49(2)                            814,263
                       1,300,000   Midland Bank PLC (FRN), 5.31%,
                                   09/29/49(2)                          1,015,105
                         400,000   Okobank (FRN), 5.53%,
                                   09/29/49(2)                            390,400
                       1,000,000   Republic New York Corp., 7.20%,
                                   07/15/97                               992,951
                         500,000   Skandinavinska Enskilda, 7.50%,
                                   03/29/49(2)                            492,031
                         400,000   Skandinavinska Enskilda (FRN)
                                   (MTN), 6.00%, 06/29/49(2)              387,890
                                                                     ------------
                                                                       10,824,459
                                                                     ------------
Brokerage Services     2,000,000   Bear Stearns Co., Inc., 7.25%,
--11.09%                           10/15/06                             2,082,220
                         750,000   Bear Stearns Co., Inc., 7.00%,
                                   03/01/07                               769,889

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage Services   $ 2,200,000   Donaldson, Lufkin, Jenrette,
(continued)                        Inc., 6.88%, 11/01/05             $  2,235,367
                         500,000   Goldman Sachs Group (MTN),
                                   6.25%, 02/01/03                        501,507
                       1,000,000   Goldman Sachs Group (MTN),
                                   7.20%, 11/01/06                      1,023,648
                         510,000   Goldman Sachs Group (MTN),
                                   7.20%, 03/01/07                        520,894
                       1,300,000   Lehman Brothers Holdings, Inc.,
                                   7.38%, 01/15/07                      1,343,001
                         800,000   Lehman Brothers Holdings, Inc.
                                   (FRN) (MTN), 5.60%, 03/17/07(2)        780,160
                       1,500,000   Lehman Brothers Holdings, Inc.,
                                   8.50%, 05/01/07                      1,642,827
                         400,000   Merrill Lynch & Co., Inc.,
                                   6.00%, 02/17/09                        389,760
                       1,500,000   Merrill Lynch & Co., Inc.,
                                   6.88%, 11/15/18                      1,487,100
                                                                     ------------
                                                                       12,776,373
                                                                     ------------
Electric Utilities       300,000   Alabama Power Co., 9.00%,
                                   12/01/24(2)                            321,223
--1.04%                  800,000   Arkansas Power & Light Co.,
                                   8.75%, 03/01/26(2)                     880,435
                                                                     ------------
                                                                        1,201,658
                                                                     ------------
Finance--3.32%           500,000   Bankers Trust Institutional
                                   Capital Trust, 7.75%,
                                   12/01/26(2,4)                          503,168
                         500,000   Developers Diversified Realty
                                   Corp. (MTN), 6.84%, 12/16/04           472,514
                       1,000,000   Developers Diversified Realty
                                   Corp. (MTN), 7.50%, 07/15/18           903,983
                       1,500,000   Lumbermens Mutual Casualty Co.,
                                   8.45%, 12/01/97(4)                   1,546,764
                         400,000   Newcourt Credit Group (MTN),
                                   5.71%, 12/05/00                        399,612
                                                                     ------------
                                                                        3,826,041
                                                                     ------------
Industrial--7.16%        900,000   Cemex S.A., 10.75%, 07/15/00           932,062
                         390,000   Cemex S.A., 8.50%, 08/31/00            394,446
                       3,500,000   Harcourt General, Inc., 7.30%,
                                   08/01/97                             3,219,556
                         600,000   La Quinta Inns (MTN), 7.11%,
                                   10/17/01                               573,871
                         520,000   Occidental Petroleum Corp.,
                                   7.38%, 11/15/08                        523,106
                         250,000   RJR Nabisco, Inc., 8.30%,
                                   04/15/99                               250,164

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Industrial           $   100,000   RJR Nabisco, Inc., 8.00%,
(continued)                        01/15/00                          $    101,220
                       2,300,000   Rouse Co. (MTN), 8.09%, 05/16/05     2,254,000
                                                                     ------------
                                                                        8,248,425
                                                                     ------------
Sovereign--1.15%       1,534,500   Republic of Argentina (FRN),
                                   5.94%, 03/31/05                      1,319,670
                                                                     ------------
                                   TOTAL CORPORATES                    38,196,626
                                                                     ------------
MORTGAGE-BACKED--36.00%(3)
Non-Agency                77,983   Blackrock Capital Finance L.P.
Mortgage-Backed                    1997-R2 AP, 7.67%, 12/25/35(4)          80,860
--21.84%               3,000,000   Blaylock Mortgage Capital Corp.
                                   1997-A B1, 6.43%, 10/25/04(4)        2,876,250
                          95,595   Collateralized Mortgage
                                   Obligation Trust 57 D, 9.90%,
                                   02/01/19                               100,532
                       1,867,247   DLJ Mortgage Acceptance Corp.
                                   1994-Q8 IIS (IO), 1.82%,
                                   05/25/24(5)                             85,438
                       7,491,554   DLJ Mortgage Acceptance Corp.
                                   1994-QE1 S (IO), 3.70%,
                                   04/25/24(5)                            467,847
                       2,037,481   DLJ Mortgage Acceptance Corp.
                                   1994-QE2 S (IO), 4.13%,
                                   06/25/24(5)                            142,522
                      12,165,295   DLJ Mortgage Acceptance Corp.
                                   1995-Q7 SA (IO), 3.02%,
                                   11/25/25(5)                            727,485
                       3,103,856   DLJ Mortgage Acceptance Corp.
                                   1995-QE11 SA (IO), 4.98%,
                                   12/25/25(5)                            216,960
                       7,630,213   DLJ Mortgage Acceptance Corp.
                                   1996-Q5 SA (IO), 4.25%,
                                   06/25/26(5)                            476,888
                       7,963,107   DLJ Mortgage Acceptance Corp.
                                   1996 QA S (IO), 3.19%,
                                   01/25/26(5)                            462,657
                       7,049,342   DLJ Mortgage Acceptance Corp.
                                   1996-QE3 SA (IO), 4.12%,
                                   03/25/26(5)                            493,454
                         500,000   GE Capital Mortgage Services,
                                   Inc. 1994-6 A11, 6.50%, 04/25/24       467,087
                         300,000   Independent National Mortgage
                                   Corp. 1995-N A5, 7.50%, 10/25/25       304,592
                       2,686,678   Lehman Structured Securities
                                   Corp. 1996-1 E2, 8.00%, 06/25/26     2,687,938
                       5,819,552   Nomura Asset Securities Corp.
                                   1994-4A 2IO (IO), 1.11%,
                                   09/25/24                               127,739
                         949,847   OCWEN Residential MBS Corp.
                                   1998-R2 AP, 5.89%, 11/25/34(4)         961,530
                         163,955   Residential Funding Mortgage
                                   Securities I 1993-S42 A10,
                                   8.30%, 10/25/08                        165,851
                       2,000,000   Residential Funding Mortgage
                                   Securities I 1998-S2 A2, 7.00%,
                                   01/25/28                             2,022,975

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency           $   656,918   Resolution Trust Corp. 1994-C1
Mortgage-Backed                    F, 8.00%, 06/25/26                $    657,637
(continued)              157,324   Resolution Trust Corp. 1995-2
                                   B6, 6.61%, 05/25/29                    159,023
                       1,215,840   Resolution Trust Corp. 1995-C2
                                   F, 7.00%, 05/25/27                   1,179,365
                         567,184   Residential Funding Mortgage
                                   Securities I 1993-S45 A15,
                                   6.50%, 12/25/23                        522,538
                         231,111   Ryland Mortgage Securities Corp.
                                   1991-18 4A, 4.00%, 11/25/31            256,071
                       5,500,000   Ryland Mortgage Securities Corp.
                                   III 1992-A 1C, 8.25%, 03/29/30       5,460,647
                         150,000   Structured Asset Securities
                                   Corp. 1995-3B 2A1, 6.50%,
                                   01/28/24                               147,319
                       3,000,000   Structured Asset Securities
                                   Corp. 1995-C4 D, 7.00%, 06/25/26     2,999,064
                         850,000   Structured Asset Securities
                                   Corp. 1996-6 1A5, 7.50%,
                                   08/25/26                               873,639
                         181,060   Structured Mortgage Asset
                                   Residential Trust 1991-7 I (IO),
                                   8.50%, 12/25/22(5)                      39,435
                                                                     ------------
                                                                       25,163,343
                                                                     ------------
U.S. Agency               87,265   Fannie Mae G94-12 B, 6.50%,
Mortgage-Backed                    09/17/22                                87,998
--14.16%                 146,915   Fannie Mae 1992-36 PJ, 7.50%,
                                   08/25/19                               147,022
                         195,917   Fannie Mae 1992-143 SH, 8.75%,
                                   04/25/22                               203,208
                         247,615   Fannie Mae 1992-200 MC, 7.50%,
                                   08/25/22                               244,146
                         522,962   Fannie Mae 1993-115 S, 5.23%,
                                   07/25/23                               412,056
                         352,744   Fannie Mae 1993-189 SB,
                                   7.29%, 10/25/23                        340,953
                      12,731,875   Fannie Mae 1993-199 SD (IO),
                                   0.86%, 10/25/23                        311,536
                       1,999,490   Fannie Mae 1993-208 SE,
                                   7.79%, 11/25/23                      1,947,629
                         350,270   Fannie Mae 1993-221 SD,
                                   9.00%, 03/25/08                        360,112
                       1,243,320   Fannie Mae 1993-231 SE,
                                   6.32%, 12/25/08                      1,144,251
                         388,000   Fannie Mae 1993-251 C, 6.50%,
                                   09/25/23                               389,853
                       1,878,828   Fannie Mae 1994-56 TA (IO),
                                   6.50%, 04/25/17                        103,976

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency          $ 1,025,675   Fannie Mae 1995-10 Z, 6.50%,
Mortgage-Backed                    03/25/24                          $  1,024,397
(continued)              271,230   Fannie Mae 1997-34 SA, 25.54%,
                                   10/25/23                               595,469
                       3,000,000   Fannie Mae 1997-44 SB (IO),
                                   2.39%, 06/25/08                        212,275
                         332,213   Fannie Mae Pool 233672, 7.88%,
                                   09/01/23                               341,380
                          91,688   Fannie Mae Pool 308798, 7.21%,
                                   04/01/25                                93,811
                         232,594   Fannie Mae Pool 312155, 7.23%,
                                   03/01/25                               238,059
                         856,694   Freddie Mac 1164 O (IO), 6.69%,
                                   11/15/06                               109,981
                         716,724   Freddie Mac 1290 H, 7.50%,
                                   06/15/21                               739,778
                         359,521   Freddie Mac 1336 H, 7.75%,
                                   01/15/21                               365,127
                       3,798,937   Freddie Mac 1499 G (IO), 7.00%,
                                   02/15/19                               126,570
                          13,673   Freddie Mac 1541 JA, 5.00%,
                                   12/15/22                                13,621
                         189,784   Freddie Mac 1552 Q, 13.75%,
                                   10/15/22                               194,542
                         898,928   Freddie Mac 1564 SA, 8.54%,
                                   08/15/08                               928,727
                         128,915   Freddie Mac 1564 SE, 8.87%,
                                   08/15/08                               130,515
                         847,571   Freddie Mac 1564 SG, 8.54%,
                                   08/15/08                               841,473
                       1,685,046   Freddie Mac 1980 Z, 7.00%,
                                   07/15/27                             1,711,884
                       2,022,844   Freddie Mac 1985 SA, 11.73%,
                                   08/17/27                             1,978,995
                         336,538   Freddie Mac 2089 SA, 11.22%,
                                   07/15/15                               338,365
                         724,000   Freddie Mac 2098 TZ, 6.00%,
                                   01/15/28                               641,419
                                                                     ------------
                                                                       16,319,128
                                                                     ------------
                                   TOTAL MORTGAGE-BACKED               41,482,471
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                      PRINCIPAL
                       AMOUNT                   ISSUES                  VALUE
---------------------------------------------------------------------------------
U.S. TREASURY NOTES--17.97%
                     $   995,000   Strips, 0.00%, 11/15/05           $    700,095
                         850,000   U.S. Treasury Bond, 2.75%,
                                   11/15/10                             1,185,750
                         905,000   U.S. Treasury Notes, 5.75%,
                                   08/15/03                               923,383
                       3,915,000   U.S. Treasury Notes, 6.63%,
                                   05/15/07                             4,220,859
                       1,575,000   U.S. Treasury Notes, 8.13%,
                                   08/15/19                             1,983,516
                         531,000   U.S. Treasury Notes, 8.13%,
                                   05/15/21                               674,702
                       9,870,000   U.S. Treasury Notes, 6.75%,
                                   08/15/26                            11,020,477
                                                                     ------------
                                                                       20,708,782
                                                                     ------------
                                   TOTAL BONDS
                                   (Cost $109,944,397)                109,712,604
                                                                     ------------
SHORT TERM INVESTMENTS -- 3.68%
Commercial Paper       1,000,000   Ford Motor Credit Co.,
--3.68%                            4.84%, 04/08/99                        999,059
                       1,250,000   Ford Motor Credit Co., 4.89%,
                                   04/08/99                             1,248,811
                       1,750,000   General Motors Acceptance Corp.,
                                   4.92%, 04/07/99                      1,748,565
                         250,000   General Motors Acceptance Corp.,
                                   4.95%, 04/07/99                        249,794
                                                                     ------------
                                   TOTAL SHORT TERM INVESTMENTS
                                   (Cost $4,246,229)                    4,246,229
                                                                     ------------
                                   TOTAL INVESTMENTS--98.89%
                                   (Cost $114,190,626)(1)             113,958,833
                                   CASH AND OTHER ASSETS,
                                   LESS LIABILITIES--1.11%              1,274,325
                                                                     ------------
                                   NET ASSETS--100.00%               $115,233,158
                                                                     ============

Notes:
(1) Cost for Federal income tax purposes is $114,452,107 and net unrealized depreciation consists of:

Gross unrealized appreciation    $   992,603
Gross unrealized depreciation     (1,485,877)
                                 -----------
    Net unrealized depreciation  $  (493,274)
                                 ===========

(2) Security has an effective maturity date less than the stated maturity date due to a call or reset feature.
(3) Pass-through securities backed by mortgage securities where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 1999 was $6,431,229 representing 5.58% of total net assets.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             TOTAL RETURN BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

(5) Securities determined to be illiquid by the Fund's Board of Trustees. Information related to these securities is as follows:

                                                                        % OF
              SECURITY                DATE OF PURCHASE       COST        TNA
              --------                ----------------    ----------    -----
DLJ Mortgage Acceptance Corp.
  1994-Q8 IIS (IO), 1.82%, 05/25/24       06/19/97        $   85,438     0.07%
DLJ Mortgage Acceptance Corp.
  1994-QE1 S (IO), 3.70%, 04/25/24        01/06/99           467,847     0.41%
DLJ Mortgage Acceptance Corp.
  1994-QE2 S (IO), 4.13%, 06/25/24        01/06/99           142,522     0.12%
DLJ Mortgage Acceptance Corp.
  1995-Q7 SA (IO), 3.02%, 11/25/25        10/20/98           727,485     0.63%
DLJ Mortgage Acceptance Corp.
  1995-QE11 SA (IO), 4.98%, 12/25/25      03/30/99           216,960     0.19%
DLJ Mortgage Acceptance Corp.
  1996-Q5 SA (IO), 4.25%, 06/25/26        11/02/98           476,888     0.41%
DLJ Mortgage Acceptance Corp.
  1996 QA S (IO), 3.19%, 01/25/26         10/20/98           462,657     0.40%
DLJ Mortgage Acceptance Corp.
  1996-QE3 SA (IO), 4.12%, 03/25/26       01/22/99           493,454     0.43%
Structured Mortgage Asset
  Residential Trust 1991-7 I (IO),
  5.64%, 12/25/22                         06/25/97            39,435     0.04%
                                                          ----------      ---
                                                          $3,112,686     2.70%
                                                           ---------      ---
                                                           ---------      ---

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 1999.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
BONDS--93.83%
Asset-Backed          $    38,617   Contimortgage Home Equity Loan
Securities--10.78%                  Trust 1994-4 A6, 8.27%,
                                    12/15/24                         $     39,888
                        1,100,000   Contimortgage Home Equity Loan
                                    Trust 1997-2 A5, 6.97%,
                                    10/15/13                            1,109,774
                        2,000,000   Delta Funding Home Equity Loan
                                    Trust 1996-2 A5, 8.01%,
                                    10/25/27                            2,133,985
                        2,750,000   Green Tree Financial Corp.
                                    1994-1 A5, 7.65%, 04/15/19          2,892,227
                        6,000,000   Green Tree Financial Corp.
                                    1997-2 A7, 7.62%, 06/15/28          6,293,436
                        1,210,000   Green Tree Home Equity Loan
                                    Trust 1997-B M1, 7.65%,
                                    04/15/27                            1,255,186
                        1,800,000   Green Tree Home Improvement
                                    Loan Trust 1996-F HIM1, 7.30%,
                                    11/15/27                            1,836,844
                        2,750,000   Green Tree Home Improvement
                                    Loan Trust 1998-B HEM2, 7.33%,
                                    11/15/29                            2,765,623
                        3,755,668   Green Tree Recreational,
                                    Equipment & Consumer Trust
                                    1998-A A4H, 8.26%, 05/15/29         3,654,149
                        2,533,073   New York City Tax Lien 1998-2A
                                    A, 7.98%, 07/25/06                  2,534,847
                          134,019   Olympic Automobile Receivables
                                    Trust 1994-B A2, 6.85%,
                                    06/15/01                              134,209
                          159,894   TMS Auto Grantor Trust 1997-2
                                    A1, 6.17%, 03/20/01                   160,169
                          120,673   UCFC Home Equity Loan 1994-B1
                                    A4, 7.45%, 06/10/11                   122,494
                          439,059   UCFC Home Equity Loan 1995-D1
                                    A2, 6.20%, 03/10/14                   439,895
                                                                     ------------
                                                                       25,372,726
                                                                     ------------
CORPORATES--46.25%
Banks--19.18%           8,000,000   Bergen Bank ASA (FRN), 5.19%,
                                    08/29/49(2)                         5,664,016
                          500,000   Capital One Bank, 7.20%,
                                    07/19/99                              502,246
                          675,000   Capital One Bank, 8.13%,
                                    03/01/00                              687,247
                          820,000   Capital One Bank, 7.35%,
                                    06/20/00                              831,516
                        1,000,000   Christiania Bank (FRN), 5.63%,
                                    11/29/49(2)                           719,379
                        5,600,000   Den Norske Bank ASA (FRN),
                                    5.34%, 08/29/49(2)                  4,005,669
                        4,500,000   Den Norske Bank ASA (FRN),
                                    5.25%, 11/29/49(2)                  3,252,605
                        5,060,000   Fokus Bank ASA (FRN), 5.82%,
                                    03/29/49(2)                         4,757,412
                          800,000   MBNA Corp. (MTN), 6.50%,
                                    09/15/00                              800,624

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Banks (continued)     $   400,000   MBNA Corp. (FRN) (MTN), 5.52%,
                                    02/06/01                         $    399,451
                        1,175,000   MBNA Corp. (FRN) (MTN), 5.32%,
                                    09/13/01                            1,170,766
                        3,400,000   MBNA Corp. (FRN) (MTN), 5.35%,
                                    06/17/02                            3,385,173
                        2,000,000   MBNA Corp. (FRN) (MTN), 5.50%,
                                    09/09/02                            1,990,614
                          250,000   Midland Bank PLC (FRN), 5.16%,
                                    06/29/49(2)                           188,761
                        5,820,000   Midland Bank PLC (FRN), 5.38%,
                                    06/29/49(2)                         4,428,979
                        8,850,000   Midland Bank PLC (FRN), 5.31%,
                                    09/29/49(2)                         6,910,523
                        1,300,000   Okobank (FRN), 5.53%,
                                    09/29/49(2)                         1,268,800
                          150,000   Okobank (FRN), 6.56%,
                                    09/29/49(2)                           150,892
                        2,000,000   Skandinavinska Enskilda, 7.50%,
                                    03/29/49(2)                         1,968,124
                          400,000   Skandinavinska Enskilda (FRN)
                                    (MTN), 6.00%, 03/29/49                394,080
                        1,300,000   Skandinavinska Enskilda (FRN)
                                    (MTN), 6.00%, 06/29/49(2)           1,260,643
                          450,000   Western Financial Savings Bank,
                                    8.50%, 07/01/03(2)                    387,352
                                                                     ------------
                                                                       45,124,872
                                                                     ------------
Brokerage Services      3,000,000   Bear Stearns Co., Inc. (FRN)
--12.34%                            (MTN), 5.19%, 06/26/04(2)           2,995,728
                        1,800,000   Bear Stearns Co., Inc. (FRN)
                                    (MTN), 5.38%, 03/18/05(2)           1,803,748
                        5,000,000   Bear Stearns Co., Inc. (FRN)
                                    (MTN), 7.25%, 10/15/06              5,205,550
                        3,000,000   Donaldson, Lufkin, Jenrette,
                                    Inc., 6.88%, 11/01/05               3,048,228
                          550,000   Donaldson, Lufkin, Jenrette,
                                    Inc., 6.90%, 10/01/07                 555,826
                        1,000,000   Donaldson, Lufkin, Jenrette,
                                    Inc., 6.50%, 06/01/08                 994,897
                        2,000,000   Goldman Sachs Group (MTN),
                                    7.20%, 11/01/06                     2,047,296
                          200,000   Lehman Brothers Holdings, Inc.,
                                    6.63%, 11/15/00                       201,834
                          250,000   Lehman Brothers Holdings, Inc.
                                    (FRN) (MTN), 5.50%, 02/20/01(2)       247,723
                        3,000,000   Lehman Brothers Holdings, Inc.
                                    (FRN) (MTN), 5.57%, 01/30/02        2,971,710

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Brokerage Services    $ 4,200,000   Lehman Brothers Holdings, Inc.
(continued)                         (FRN) (MTN), 5.60%, 03/17/07(2)  $  4,095,840
                        4,000,000   Lehman Brothers Holdings, Inc.,
                                    8.50%, 05/01/07                     4,380,872
                          500,000   Salomon Smith Barney Holdings,
                                    Inc. (FRN) (MTN), 4.91%,
                                    05/20/99(2)                           499,878
                                                                     ------------
                                                                       29,049,130
                                                                     ------------
Electric Utilities        600,000   Arkansas Power & Light Co.,
--2.02%                             8.75%, 03/01/26(2)                    660,326
                        2,200,000   New Orleans Public Service,
                                    Inc., 8.00%, 03/01/06(2)            2,268,563
                        1,800,000   System Energy Resources, Inc.,
                                    7.80%, 08/01/00                     1,829,340
                                                                     ------------
                                                                        4,758,229
                                                                     ------------
Finance--2.61%            100,000   American Bankers Insurance
                                    Group, Inc. (FRN), 5.69%,
                                    04/12/00                              100,583
                        4,000,000   Bankers Trust Institutional
                                    Capital Trust (FRN) (MTN),
                                    5.22%, 07/18/07(2,4)                3,942,000
                          500,000   Heller Financial, Inc. (FRN)
                                    (MTN), 4.52%, 04/14/99                499,986
                          100,000   Heller Financial, Inc. (FRN)
                                    (MTN), 4.47%, 04/21/99                 99,985
                        1,500,000   Newcourt Credit Group (MTN),
                                    5.71%, 12/05/00                     1,498,547
                                                                     ------------
                                                                        6,141,101
                                                                     ------------
Industrial--9.29%       2,150,000   Cemex S.A., 10.75%, 07/15/00        2,226,594
                        4,000,000   Harcourt General, Inc., 7.30%,
                                    08/01/97                            3,679,492
                        3,300,000   La Quinta Inns (MTN), 7.11%,
                                    10/17/01                            3,156,288
                          950,000   Occidental Petroleum Corp.,
                                    7.38%, 11/15/08                       955,675
                        3,000,000   Pennzoil Co., 10.63%,
                                    06/01/01(2)                         3,012,117
                        1,500,000   Rouse Co. (FRN) (MTN), 5.85%,
                                    05/29/01                            1,465,350
                        5,811,000   Rouse Co., 8.50%, 01/15/03          6,177,790
                          190,000   Standard Oil Corp., 9.00%,
                                    06/01/19(2)                           190,764
                        1,000,000   TCI Communications, Inc. (FRN)
                                    (MTN), 5.40%, 09/11/00                997,159
                                                                     ------------
                                                                       21,861,229
                                                                     ------------

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Sovereign--0.81%      $ 2,222,700   Republic of Argentina (FRN),
                                    5.94%, 03/31/05(2)               $  1,911,522
                                                                     ------------
                                    TOTAL CORPORATES                  108,846,083
                                                                     ------------
MORTGAGE-BACKED--36.02%(3)
Non-Agency                311,930   Blackrock Capital Finance L.P.
Mortgage-Backed                     1997-R2 AP, 7.67%, 12/25/35(4)        323,441
--21.58%
                           98,761   Citicorp Mortgage Securities,
                                    Inc. 1988-16 A1, 10.00%,
                                    11/25/18                              104,082
                          152,889   Citicorp Mortgage Securities,
                                    Inc. 1991-5 A, 6.00%, 05/25/21        120,352
                          253,150   Citicorp Mortgage Securities,
                                    Inc. 1994-3 A12, 9.00%,
                                    02/25/24                              257,343
                           89,665   Collateralized Mortgage
                                    Securities Corp. X 1, 7.00%,
                                    06/01/06                               89,423
                        3,015,950   Countrywide Funding Corp.
                                    1993-4 A13, 9.00%, 11/25/08         3,123,620
                          391,643   Countrywide Funding Corp.
                                    1993-11 A12, 8.50%, 02/25/09          375,217
                          100,000   Countrywide Funding Corp.
                                    1994-7 A7, 6.50%, 03/25/24             99,615
                        3,202,920   Countrywide Mortgage Backed
                                    Securities, Inc. 1993-D A12,
                                    7.50%, 01/25/09                     3,213,169
                           86,345   Countrywide Mortgage Backed
                                    Securities, Inc. 1993-D A13,
                                    6.00%, 01/25/09                        86,305
                          853,560   DLJ Mortgage Acceptance Corp.
                                    1993-Q18 SC (FRN) (IO), 2.92%,
                                    01/25/24(5)                            19,162
                       11,601,714   DLJ Mortgage Acceptance Corp.
                                    1994-Q8 IIS (IO), 1.82%,
                                    05/25/24(5)                           530,848
                        1,355,351   DLJ Mortgage Acceptance Corp.
                                    1995-QE11 SA (IO), 4.98%,
                                    12/25/25(5)                            94,739
                        9,176,509   DLJ Mortgage Acceptance Corp.
                                    1996-QA S (IO), 4.98%,
                                    12/25/25(5)                           533,155
                        2,750,934   DLJ Mortgage Acceptance Corp.
                                    1996-Q5 SA (IO), 3.19%,
                                    01/25/26(5)                           171,933
                          357,254   FDIC REMIC Trust 1994-C1 2A2,
                                    7.85%, 09/25/25                       360,861
                        1,353,766   First Union Home Equity Loan
                                    Trust 1997-3 B, 7.39%, 03/25/29     1,331,768
                        3,145,072   GE Capital Mortgage Services,
                                    Inc. 1992-12F F1, 7.00%,
                                    10/25/07                            3,176,354

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $   147,421   GE Capital Mortgage Services,
                                    Inc.
Mortgage-Backed                     1993-10 A2, 9.00%, 09/25/23      $    151,379
(continued)               969,061   GE Capital Mortgage Services,
                                    Inc. 1996-4 A5, 7.00%, 03/25/26       976,877
                           95,987   Guardian Savings & Loan
                                    Association 1988-2 A, 6.83%,
                                    09/25/18                               96,395
                           62,021   Guardian Savings & Loan
                                    Association
                                    1988-5 A, 6.90%, 12/25/18              61,835
                        3,250,000   IMPAC Secured Assets CMN Owner
                                    Trust 1998-1 M2, 7.77%,
                                    07/25/25                            3,044,337
                          117,276   Independent National Mortgage
                                    Corp. 1995-F A4, 8.25%,
                                    05/25/10                              117,366
                          500,000   Independent National Mortgage
                                    Corp. 1995-N A5, 7.50%,
                                    10/25/25                              507,653
                       12,045,275   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%,
                                    06/25/26                           12,050,924
                           90,322   Norwest Asset Securities Corp.
                                    1997-5 A2, 7.00%, 04/25/12             91,145
                        1,593,913   Norwest Asset Securities Corp.
                                    1998-15 A15, 8.00%, 07/25/28        1,638,958
                          368,065   Paine Webber Mortgage
                                    Acceptance Corp. 1993-9 A6,
                                    7.00%, 10/25/23                       371,170
                        3,781,639   Prudential Home Mortgage
                                    Securities 1995-A 2B, 8.68%,
                                    03/28/25                            3,895,711
                          500,000   Residential Funding Mortgage
                                    Securities I 1993-S26 A9,
                                    7.50%, 07/25/23                       511,324
                          250,363   Residential Funding Mortgage
                                    Securities I 1996-S14 A11,
                                    8.00%, 05/25/26                       254,217
                          300,000   Residential Funding Mortgage
                                    Securities I 1997-12 A17,
                                    7.25%, 08/25/27                       305,624
                        2,000,000   Residential Funding Mortgage
                                    Securities I 1998-S2 A2, 7.00%,
                                    01/25/28                            2,022,975
                        1,051,069   Resolution Trust Corp. 1994-C1
                                    F, 8.00%, 06/25/26                  1,052,219
                          801,447   Resolution Trust Corp. 1995-C1
                                    E, 6.90%, 02/25/27                    811,613
                        2,002,560   Resolution Trust Corp. 1995-C2
                                    F, 7.00%, 05/25/27                  1,942,483
                          655,685   Ryland Acceptance Corp. IV 28
                                    1, 11.50%, 12/25/16                   690,108
                          187,500   Ryland Mortgage Securities
                                    Corp.
                                    1993-3 2E, 6.71%, 08/25/08            189,222

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
Non-Agency            $   966,193   Ryland Mortgage Securities
                                    Corp. III
Mortgage-Backed                     1992-D 1A, 8.00%, 09/25/22       $    989,896
(continued)             1,000,000   Ryland Mortgage Securities
                                    Corp. III 1992-A 1C, 8.25%,
                                    03/29/30                              992,845
                        1,817,342   Sears Mortgage Securities
                                    1991-C A, 6.49%, 04/25/29           1,811,881
                          143,284   SLH Mortgage Trust 1990-1 G,
                                    9.60%, 03/25/21                       142,860
                        2,000,000   Structured Asset Securities
                                    Corp. 1996-6 1A5, 7.50%,
                                    08/25/26                            2,055,622
                                                                     ------------
                                                                       50,788,026
                                                                     ------------
U.S. Agency                76,757   Fannie Mae 1990-14 H, 7.95%,
Mortgage-Backed                     08/25/19                               77,770
--14.44%
                           45,736   Fannie Mae 1992-179 E, 6.10%,
                                    09/25/04                               45,679
                        1,879,341   Fannie Mae 1993-33 ZA, 7.50%,
                                    09/25/21                            1,927,639
                          106,985   Fannie Mae 1993-121 SB, 10.25%,
                                    02/25/23                              110,395
                        2,994,994   Fannie Mae 1993-189 SB, 7.29%,
                                    10/25/23                            2,894,888
                          176,000   Fannie Mae 1993-202 SJ, 9.00%,
                                    11/25/23                              168,283
                        1,639,000   Fannie Mae 1993-206 SD, 10.00%,
                                    11/25/23                            1,680,488
                        2,695,474   Fannie Mae 1993-208 SE, 7.79%,
                                    11/25/23                            2,625,562
                          700,541   Fannie Mae 1993-221 SD, 9.00%,
                                    03/25/08                              720,223
                        2,021,484   Fannie Mae 1993-224 SD, 9.40%,
                                    11/25/23                            2,043,277
                        1,790,380   Fannie Mae 1993-231 SE, 6.32%,
                                    12/25/08                            1,647,721
                          295,866   Fannie Mae 1994-2 SB, 10.00%,
                                    01/25/24                              310,290
                          634,600   Fannie Mae 1994-41 SC, 8.72%,
                                    03/25/24                              633,481
                       15,000,000   Fannie Mae 1997-44 SB (IO),
                                    2.39%, 06/25/08                     1,061,374
                        2,709,945   Fannie Mae 1997-76 FS, 5.39%,
                                    09/17/27                            2,584,508
                          856,694   Freddie Mac 1164 O (IO), 6.69%,
                                    11/15/06                              109,981
                          666,720   Freddie Mac 1290 H,
                                    7.50%, 06/15/21                       688,165

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $ 2,582,907   Freddie Mac 1580 SJ,
Mortgage-Backed                     8.56%, 09/15/08                  $  2,588,763
(continued)               200,000   Freddie Mac 1634 SE, 8.80%,
                                    12/15/23                              196,766
                        1,207,143   Freddie Mac 1643 SB, 8.80%,
                                    12/15/23                            1,165,763
                        3,785,769   Freddie Mac 1657 SB,
                                    9.24%, 12/15/23                     3,882,019
                        4,334,666   Freddie Mac 1985 SA, 11.73%,
                                    08/17/27                            4,240,704
                           81,565   Freddie Mac 2072 ZA, 6.50%,
                                    06/15/27                               81,510
                          336,538   Freddie Mac 2089 SA, 11.22%,
                                    07/15/15                              338,365
                          460,749   Freddie Mac Gold 21 SG, 9.39%,
                                    10/25/23                              472,551
                           14,343   Government National Mortgage
                                    Association 1996-20 G, 7.50%,
                                    08/20/19                               14,371
                          137,355   Government National Mortgage
                                    Association Pool 1849, 8.50%,
                                    08/20/24                              144,364
                          245,745   Government National Mortgage
                                    Association Pool 2020, 8.50%,
                                    06/20/25                              258,055
                          196,317   Government National Mortgage
                                    Association Pool 2286, 8.50%,
                                    09/20/26                              205,823
                        1,019,047   Government National Mortgage
                                    Association Pool 2487, 8.50%,
                                    09/20/27                            1,068,524
                                                                     ------------
                                                                       33,987,302
                                                                     ------------
                                    TOTAL MORTGAGE-BACKED              84,775,328
                                                                     ------------
U.S. TREASURY NOTES--0.78%
                        1,690,000   U.S. Treasury Notes, 6.63%,
                                    05/15/07                            1,822,031
                                                                     ------------
                                    TOTAL BONDS (Cost $220,772,061)   220,816,168
                                                                     ------------
SHORT-TERM INVESTMENTS--4.95%
Commercial              5,200,000   Ford Motor Credit Co., 4.82%,
Paper--4.95%                        04/08/99                            5,195,126
                        1,300,000   Ford Motor Credit Co., 4.84%,
                                    04/08/99                            1,298,777

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT                  ISSUES                  VALUE
---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (CONTINUED)
Commercial Paper      $   100,000   Ford Motor Credit Co.,
(continued)                         4.89%, 04/08/99                  $     99,905
                        5,050,000   General Motors Acceptance
                                    Corp., 4.88%, 04/07/99              5,045,893
                                                                     ------------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $11,639,701)                 11,639,701
                                                                     ------------
                                    TOTAL INVESTMENTS--98.78% (Cost
                                    $232,411,762)(1)                  232,455,869
                                    CASH AND OTHER ASSETS, LESS
                                    LIABILITIES--1.22%                  2,881,316
                                                                     ------------
                                    NET ASSETS--100.00%              $235,337,185
                                                                     ============

Notes:

(1) Cost for Federal income tax purposes is $232,933,614 and net unrealized depreciation consists of:

Gross unrealized appreciation    $ 2,340,556
Gross unrealized depreciation     (2,818,301)
                                 -----------
    Net unrealized
      depreciation.............  $  (477,745)
                                 ===========

(2) Security has an effective maturity date less than the stated maturity date due to a call or reset feature.
(3) Pass-through securities backed by mortgage securities where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 1999 was $4,265,441 representing 1.81% of total net assets.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             LOW DURATION BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

(5) Securities determined to be illiquid by the Fund's Board of Trustees. Information related to these securities is as follows:

            SECURITY               DATE OF PURCHASE       COST       % OF TNA
            --------               ----------------    ----------    --------
DLJ Mortgage Acceptance Corp.
  1993-Q18 SC (FRN) (IO), 2.92%,
  01/25/24                             09/30/97        $   19,162      0.01%
DLJ Mortgage Acceptance Corp.
  1994-Q8 IIS (IO), 1.82%,
  05/25/24                             06/19/97           530,848      0.22%
DLJ Mortgage Acceptance Corp.
  1995-QE11 SA (IO), 4.98%,
  12/25/25                             03/30/99            94,739      0.04%
DLJ Mortgage Acceptance Corp.
  1996-QA S (IO), 4.98%, 12/25/25      10/20/98           533,155      0.23%
DLJ Mortgage Acceptance Corp.
  1996-Q5 SA (IO), 3.19%,
  01/25/26                             01/04/99           171,933      0.07%
                                                       ----------      ----
                                                       $1,349,837      0.57%
                                                       ==========      ====

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 1999.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
BONDS--73.38%
Asset-Backed          $   286,176   First Alliance Mortgage Loan
                                    Trust
Securities -- 10.21%                1994-4 A1, 9.28%, 02/25/26         $  291,453
                          250,000   Green Tree Home Improvement Loan
                                    Trust 1998-B HEM2, 7.33%,
                                    11/15/29                              251,420
                           18,128   Nationscredit Grantor Trust
                                    1997-1 A, 6.75%, 08/15/13              18,499
                           12,669   Navistar Financial Corp. Owner
                                    Trust 1996-B A3, 6.33%, 04/21/03       12,769
                          253,307   New York City Tax Lien 1998-2A A,
                                    7.98%, 07/25/06                       253,485
                                                                       ----------
                                                                          827,626
                                                                       ----------
CORPORATES--40.23%
Banks--10.46%             200,000   Capital One Bank, 6.26%, 05/07/01     200,080
                           30,000   Den Norske Bank ASA (FRN), 5.34%,
                                    08/29/49(2)                            21,459
                           30,000   Fokus Bank (FRN), 5.82%,
                                    03/29/49(2)                            28,206
                           20,000   MBNA Corp. (FRN) (MTN), 5.35%,
                                    06/17/02                               19,913
                           10,000   Midland Bank PLC (FRN), 5.38%,
                                    06/29/49(2)                             7,610
                           30,000   Midland Bank PLC (FRN), 5.31%,
                                    09/29/49(2)                            23,426
                          250,000   Okobank (FRN), 6.51%,
                                    10/29/49(2,4)                         249,725
                          300,000   Republic New York Corp. (FRN),
                                    5.00%, 10/28/02                       296,940
                                                                       ----------
                                                                          847,359
                                                                       ----------
Brokerage                  20,000   Donaldson, Lufkin, Jenrette, Inc.
Services--7.47%                     (FRN) (MTN), 5.38%, 10/29/07           19,425
                          300,000   Lehman Brothers Holdings, Inc.
                                    (FRN) (MTN), 5.32%, 07/30/04(2)       292,680
                          300,000   Paine Webber Group, Inc. (FRN)
                                    (MTN), 5.40%, 08/18/04                292,951
                                                                       ----------
                                                                          605,056
                                                                       ----------
Electric                  150,000   Duquesne Light Co.,
Utilities--2.27%                    8.38%, 05/15/24(2)                    157,860
                           25,000   Philadelphia Electric Co.,
                                    7.75%, 03/01/23(2)                     26,182
                                                                       ----------
                                                                          184,042
                                                                       ----------
Finance--6.30%             30,000   American Bankers Insurance Group
                                    (FRN) (MTN), 5.69%, 04/12/00           30,175
                          150,000   Developers Diversified Realty
                                    Corp. (MTN), 7.38%, 09/18/01          152,042

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
CORPORATES (CONTINUED)
Finance (continued)   $   300,000   EOP Operating L.P.,
                                    6.38%, 02/15/02                    $  298,490
                           30,000   Equity Residential Properties
                                    Trust (FRN) (MTN), 5.32%,
                                    11/24/99(2)                            30,000
                                                                       ----------
                                                                          510,707
                                                                       ----------
Industrial--13.14%        250,000   CBS Corp. (MTN), 9.14%, 07/03/01      264,443
                          150,000   Cemex S.A., 10.75%, 07/15/00          155,344
                           10,000   Cemex S.A., 8.50%, 08/31/00            10,114
                           25,000   Dayton Hudson Corp.,
                                    9.88%, 06/01/17(2)                     25,215
                          300,000   Occidental Petroleum Corp.,
                                    6.40%, 04/01/03                       291,773
                           25,000   Pennzoil Co., 10.63%, 06/01/01(2)      25,101
                          300,000   Rouse Co. (FRN) (MTN),
                                    5.85%, 05/29/01                       293,070
                                                                       ----------
                                                                        1,065,060
                                                                       ----------
Sovereign--0.59%           55,800   Republic of Argentina (FRN),
                                    5.94%, 03/31/05(2)                     47,988
                                                                       ----------
                                    TOTAL CORPORATES                    3,260,212
                                                                       ----------
MORTGAGE-BACKED--21.28%(3)
Non-Agency                321,422   DLJ Mortgage Acceptance Corp.
Mortgage-Backed                     1992-Q4 A2, 6.67%, 07/25/22           322,027
--9.91%                 3,251,468   DLJ Mortgage Acceptance Corp.
                                    1992-QE2 S (IO), 4.13%,
                                    06/25/24(6)                           227,440
                          224,524   Lehman Structured Securities
                                    Corp. 1996-1 E2, 8.00%, 06/25/26      224,629
                           29,000   Ryland Mortgage Securities Corp.
                                    Series III 1992-A 1C, 8.25%,
                                    03/29/30                               28,792
                                                                       ----------
                                                                          802,888
                                                                       ----------
U.S. Agency                69,370   Fannie Mae G-36 ZB,
Mortgage-Backed                     7.00%, 11/25/21                        70,425
--11.37%                    9,179   Fannie Mae G92-44 CB,
                                    8.00%, 08/25/20                         9,189
                           26,616   Fannie Mae 1993-95 SB,
                                    15.05%, 06/25/08                       33,013
                          198,931   Fannie Mae 1993-231 SE,
                                    6.32%, 12/25/08                       183,080
                            3,748   Fannie Mae 1994-75 S,
                                    9.03%, 10/25/22                         3,759
                            6,669   Freddie Mac 1584 S, 7.93%,
                                    09/15/23                                6,712
                          462,364   Freddie Mac 1985 SA,
                                    11.73%, 08/17/27                      452,342
                           20,000   Freddie Mac 2012 SD, 8.13%,
                                    11/15/27                               17,304

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       SHARES OR
                       PRINCIPAL
                        AMOUNT      ISSUES                               VALUE
---------------------------------------------------------------------------------
MORTGAGE-BACKED (CONTINUED)
U.S. Agency           $   100,000   Freddie Mac 2051 E, 7.00%,
Mortgage-Backed                     09/15/27                           $  100,312
(continued)                41,424   Freddie Mac Gold 2 L, 8.00%,
                                    11/25/22                               45,058
                                                                       ----------
                                                                          921,194
                                                                       ----------
                                    TOTAL MORTGAGE-BACKED               1,724,082
                                                                       ----------
U.S. TREASURY NOTES--1.66%
                      $   130,000   U.S. Treasury Notes, 6.25%,
                                    02/15/03                              134,753
                                                                       ----------
                                    TOTAL BONDS
                                    (Cost $5,915,255)                   5,946,674
                                                                       ----------
COMMON STOCK--3.69%
                            2,333   S&P 500 Depositary Receipt            299,353
                                                                       ----------
                                    TOTAL COMMON STOCK
                                    (Cost $294,329)                       299,353
                                                                       ----------
SHORT TERM INVESTMENTS--24.91%
Agency Discount       $   340,000   FHLB Discount Note, 4.78%,
                                    04/23/99                              339,007
Note--8.00%               310,000   FMC Discount Note, 4.78%,
                                    04/23/99                              309,094
                                                                       ----------
                                                                          648,101
                                                                       ----------
Commercial                300,000   Ford Motor Credit Co., 4.85%,
                                    04/08/99                              299,717
Paper--11.70%             300,000   General Motors Acceptance Corp.,
                                    4.82%, 04/13/99                       299,518
                          350,000   Lucent Technologies, Inc.,
                                    4.80%, 04/21/99                       349,067
                                                                       ----------
                                                                          948,302
                                                                       ----------
U.S. Treasury             351,000   U.S. Treasury Bill,
Bills--5.21%                        4.24% to 4.47%(5), 04/22/99           350,114
                           73,000   U.S. Treasury Bill,
                                    4.49% to 4.51%(5), 08/05/99            71,886
                                                                       ----------
                                                                          422,000
                                                                       ----------
                                    TOTAL SHORT TERM INVESTMENTS
                                    (Cost $2,018,402)                   2,018,403
                                                                       ----------
                                    TOTAL INVESTMENTS--101.98%
                                    (Cost $8,227,985)(1)                8,264,429
                                    LIABILITIES, LESS CASH
                                    AND OTHER ASSETS--(1.98%)            (160,504)
                                                                       ----------
                                    NET ASSETS--100.00%                $8,103,925
                                                                       ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               ALPHATRAK 500 FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 1999

                       FUTURES CONTRACTS: LONG POSITIONS

NUMBER OF                                                   UNREALIZED
CONTRACTS                                          APPRECIATION/(DEPRECIATION)
---------                                          ----------------------------
    24        S&P 500 Index, June 1999                       $185,133
                                                             ========

Notes:
(1) Cost for Federal income tax purposes is $8,231,326 and net unrealized appreciation consists of:

Gross unrealized appreciation    $  71,251
Gross unrealized depreciation      (38,148)
                                 ---------
    Net unrealized appreciation  $  33,103
                                 =========

(2) Security has an effective maturity date less than the stated maturity date due to a call or reset feature.
(3) Pass-through securities backed by mortgage securities where payment is periodically made will have an effective maturity date less than the stated maturity date.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities at March 31, 1999 was $249,725 representing 3.08% of total net assets.
(5) Represents annualized yield at date of purchase.
(6) Securities determined to be illiquid by the Fund's Board of Trustees. Information related to these securities is as follows:

SECURITY                            DATE OF PURCHASE      COST      % OF TNA
--------                            ----------------    --------    --------
DLJ Mortgage Acceptance Corp.
  1992-QE2 S (IO), 4.13%, 06/25/24      01/06/99        $227,440      2.81%
                                                        ========      ====

(FRN): Floating rate note -- The rate disclosed is that in effect at March 31, 1999.
(IO): Interest only
(MTN): Medium term note

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 1999

                                      TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                       BOND FUND      BOND FUND         FUND
                                      ------------   ------------   -------------
ASSETS:
  Investments, at value (Cost
    $114,190,626, $232,411,762 and
    $8,227,985, respectively) (Note
    2)                                $113,958,833   $232,455,869    $8,264,429
  Cash and cash equivalents (Note 2)        17,483              0         5,244
  Dividends and interest receivable      1,363,837      2,120,096        93,569
  Receivable for securities sold                 0        638,432             0
  Receivable for capital stock sold         65,934      1,487,194        21,317
  Deferred unamortized
    organizational costs (Note 2)           22,731         22,731        16,341
  Other assets                                 526          8,396             0
                                      ------------   ------------    ----------
        Total assets                   115,429,344    236,732,718     8,400,900
                                      ------------   ------------    ----------
LIABILITIES:
  Payable for securities purchased           9,019              0       130,841
  Payable for capital stock redeemed        22,335        562,989             0
  Variation margin (Note 3)                      0              0       121,144
  Due to Adviser (Note 5)                   22,705         94,040        18,634
  Accrued expenses                          71,174        101,472        26,356
  Distributions payable                     70,953         27,088             0
  Payable to custodian (Note 2)                  0        609,944             0
                                      ------------   ------------    ----------
        Total liabilities                  196,186      1,395,533       296,975
                                      ------------   ------------    ----------
        Net assets                    $115,233,158   $235,337,185    $8,103,925
                                      ============   ============    ==========
NET ASSETS CONSIST OF:
  Common stock, unlimited shares
    authorized, $0.01 par value,
    10,941,629, 23,175,723 and
    711,012 shares outstanding,
    respectively                      $115,509,043   $234,913,437    $7,391,753
  Accumulated undistributed net
    investment income                            0              0       126,698
  Accumulated undistributed net
    realized (loss) gain on
    investments                            (44,092)       379,641       363,897
  Net unrealized (depreciation)
    appreciation on investments           (231,793)        44,107       221,577
                                      ------------   ------------    ----------
                                      $115,233,158   $235,337,185    $8,103,925
                                      ============   ============    ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                $10.53         $10.15        $11.40
                                      ============   ============    ==========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                            STATEMENTS OF OPERATIONS
                      FOR THE PERIOD ENDED MARCH 31, 1999

                                        TOTAL RETURN   LOW DURATION   ALPHATRAK 500
                                         BOND FUND      BOND FUND         FUND*
                                        ------------   ------------   -------------
INVESTMENT INCOME:
  Dividends                              $        0    $         0      $ 10,792
  Interest                                4,506,488     13,915,000       187,337
                                         ----------    -----------      --------
        Total investment income           4,506,488     13,915,000       198,129
                                         ----------    -----------      --------
EXPENSES:
  Investment advisory fees (Note 5)         327,412        928,703        13,215
  Transfer agent fees                        24,792         26,676        14,306
  Administration fees                        51,360        158,288         2,632
  Registration and filing fees               41,294         45,317         1,220
  Reports to shareholders                     5,275         11,216           703
  Custodian fees                             23,812         59,885        10,636
  Accounting services                        36,516         54,775        20,176
  Pricing fees                                3,934          5,741         2,024
  Legal fees                                  8,344         14,687         1,367
  Insurance expenses                         15,676         15,675           360
  Trustees' fees and expenses                 9,000          9,000         6,750
  Auditing and tax consulting fees           20,734         20,734        12,800
  Amortization of organizational
    expenses (Note 2)                         7,570          7,570         2,909
  Miscellaneous expenses                      2,110          2,198             0
                                         ----------    -----------      --------
        Total operating expenses            577,829      1,360,465        89,098
  Expenses waived and reimbursed (Note
    5)                                     (190,887)      (238,282)      (70,260)
                                         ----------    -----------      --------
        Net expenses                        386,942      1,122,183        18,838
                                         ----------    -----------      --------
        Net investment income             4,119,546     12,792,817       179,291
                                         ----------    -----------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments and
    futures contracts                       831,877        380,876       364,745
  Net change in unrealized
    (depreciation) appreciation on
    investments                            (326,594)      (274,087)       36,444
  Net change in unrealized
    appreciation on futures contracts             0              0       185,133
                                         ----------    -----------      --------
  Net realized and unrealized gain on
    investments                             505,283        106,789       586,322
                                         ----------    -----------      --------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                             $4,624,829    $12,899,606      $765,613
                                         ==========    ===========      ========

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         TOTAL RETURN
                                                           BOND FUND
                                                  ---------------------------
                                                      YEAR           YEAR
                                                     ENDED           ENDED
                                                   MARCH 31,       MARCH 31,
                                                      1999           1998
                                                  ------------    -----------
OPERATIONS:
  Net investment income                           $  4,119,546    $   998,506
  Net realized gain on investments                     831,877        398,295
  Net change in unrealized (depreciation)
    appreciation on investments                       (326,594)        94,801
                                                  ------------    -----------
  Net increase in net assets resulting from
    operations                                       4,624,829      1,491,602
                                                  ------------    -----------
DISTRIBUTIONS:
  Dividends to shareholders from net investment
    income                                          (4,119,546)      (998,506)
  Distributions to shareholders from net
    realized gains on investments                   (1,102,035)      (172,229)
                                                  ------------    -----------
  Net decrease in net assets resulting from
    distributions                                   (5,221,581)    (1,170,735)
                                                  ------------    -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                      95,874,744     26,106,354
  Shares issued in reinvestment of dividends and
    distributions                                    4,389,756        947,050
  Cost of shares redeemed                           (9,417,607)    (2,441,254)
                                                  ------------    -----------
  Net increase in net assets resulting from
    capital share transactions                      90,846,893     24,612,150
                                                  ------------    -----------
  Net increase in net assets                        90,250,141     24,933,017
  Net assets at beginning of period                 24,983,017         50,000
                                                  ============    ===========
  Net assets at end of period                     $115,233,158    $24,983,017
                                                  ============    ===========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                      STATEMENTS OF CHANGES IN NET ASSETS

                                           LOW DURATION           ALPHATRAK 500
                                             BOND FUND                FUND*
                                    ---------------------------   -------------
                                        YEAR           YEAR          PERIOD
                                       ENDED          ENDED           ENDED
                                     MARCH 31,      MARCH 31,       MARCH 31,
                                        1999           1998           1999
                                    ------------   ------------   -------------
OPERATIONS:
  Net investment income             $ 12,792,817   $  4,002,660    $  179,291
  Net realized gain on investments       380,876        306,941       364,745
  Net change in unrealized
    (depreciation) appreciation on
    investments                         (274,087)       318,194        36,444
  Net change in unrealized
    appreciation on futures
    contracts                                  0              0       185,133
                                    ------------   ------------    ----------
  Net increase in net assets
    resulting from operations         12,899,606      4,627,795       765,613
                                    ------------   ------------    ----------
DISTRIBUTIONS:
  Dividends to shareholders from
    net investment income            (12,792,817)    (4,002,660)      (53,441)
  Distributions to shareholders
    from net realized gains on
    investments                         (204,074)      (104,102)            0
                                    ------------   ------------    ----------
  Net decrease in net assets
    resulting from distributions     (12,996,891)    (4,106,762)      (53,441)
                                    ------------   ------------    ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares       234,531,692    163,923,693     7,484,039
  Shares issued in reinvestment of
    dividends and distributions       12,586,415      4,018,103        53,410
  Cost of shares redeemed           (146,996,632)   (33,199,834)     (145,696)
                                    ------------   ------------    ----------
  Net increase in net assets
    resulting from capital share
    transactions                     100,121,475    134,741,962     7,391,753
                                    ------------   ------------    ----------
  Net increase in net assets         100,024,190    135,262,995     8,103,925
  Net assets at beginning of
    period                           135,312,995         50,000             0
                                    ============   ============    ==========
  Net assets at end of period
    (including undistributed net
    investment income of $0, $0,
    and $126,698, respectively)     $235,337,185   $135,312,995    $8,103,925
                                    ============   ============    ==========

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                            TOTAL RETURN
                                                             BOND FUND
                                                     --------------------------
                                                         YEAR           YEAR
                                                         ENDED          ENDED
                                                       MARCH 31,      MARCH 31,
                                                         1999           1998
                                                     -------------    ---------
Net Asset Value, Beginning of Period                      $10.49        $10.00
                                                       --------         ------
Income from Investment Operations:
  Net investment income                                    0.71           0.73
  Net realized and unrealized gain on investments          0.19           0.60
                                                       --------         ------
  Total from Investment Operations                         0.90           1.33
                                                       --------         ------
Less Distributions:
  Dividends from net investment income                    (0.71)         (0.73)
  Distributions from net capital gains on
    investments                                           (0.15)         (0.11)
                                                       --------         ------
  Total Distributions                                     (0.86)         (0.84)
                                                       --------         ------
Net Asset Value, End of Period                           $10.53          $10.49
                                                       --------         ------
                                                       --------         ------
Total Return                                               8.84%         13.71%
Ratios/Supplemental Data:
  Net Assets, end of period (in thousands)             $115,233        $24,983
  Ratio of Expenses to Average Net Assets
    Before expense reimbursement                           0.97%          1.99%
    After expense reimbursement                            0.65%          0.65%
  Ratio of Net Income to Average Net Assets
    Before expense reimbursement                           6.60%          6.05%
    After expense reimbursement                            6.92%          7.39%
  Portfolio Turnover Rate                                   136%           235%

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                              FINANCIAL HIGHLIGHTS

THE TABLES BELOW SET FORTH FINANCIAL DATA FOR ONE SHARE OF
CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                              LOW DURATION          ALPHATRAK 500
                                                BOND FUND               FUND*
                                        -------------------------   -------------
                                            YEAR          YEAR         PERIOD
                                            ENDED         ENDED         ENDED
                                          MARCH 31,     MARCH 31,     MARCH 31,
                                            1999          1998          1999
                                        -------------   ---------   -------------
Net Asset Value, Beginning of Period         $10.18       $10.00       $10.00
                                          --------        ------    ---------
Income from Investment Operations:
  Net investment income                       0.66          0.65         0.44
  Net realized and unrealized (loss)
    gain on investments                      (0.02)         0.19         1.22
                                          --------        ------    ---------
  Total from Investment Operations            0.64          0.84         1.66
                                          --------        ------    ---------
Less Distributions:
  Dividends from net investment income       (0.66)        (0.65)       (0.26)
  Distributions from net capital gains
    on investments                           (0.01)        (0.01)        0.00
                                          --------        ------    ---------
  Total Distributions                        (0.67)        (0.66)       (0.26)
                                          --------        ------    ---------
Net Asset Value, End of Period              $10.15        $10.18       $11.40
                                          --------        ------    ---------
                                          --------        ------    ---------
Total Return                                  6.54%         8.71%       17.28%
Ratios/Supplemental Data:
  Net Assets, end of period (in
    thousands)                            $235,337      $135,313       $8,104
  Ratio of Expenses to Average Net
    Assets
    Before expense reimbursement              0.70%         0.93%        3.39%#
    After expense reimbursement               0.58%         0.58%        0.72%#
  Ratio of Net Income to Average Net
    Assets
    Before expense reimbursement              6.49%         6.37%        4.14%#
    After expense reimbursement               6.61%         6.72%        6.81%#
  Portfolio Turnover Rate                       73%          102%          74%

* The AlphaTrak 500 Fund commenced operations on June 29, 1998.
# Annualized

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 1999

1. SUMMARY OF ORGANIZATION

  The Metropolitan West Funds (the "Trust") is an open-end management investment company organized as a Delaware business trust on December 9, 1996 under the Investment Company Act of 1940, as amended. The Trust currently consists of four separate diversified portfolios (each a "Fund" and collectively, the "Funds"): Metropolitan West Total Return Bond Fund (the "Total Return Bond Fund"), Metropolitan West Low Duration Bond Fund (the "Low Duration Bond Fund"), Metropolitan West AlphaTrak 500 Fund (the "AlphaTrak 500 Fund") and the Metropolitan West Short-Term Investment Fund (the "Short-Term Investment Fund"). The Total Return Bond Fund and Low Duration Bond Fund commenced investments operations on March 31, 1997. The AlphaTrak 500 Fund commenced investment operations on June 29, 1998. The Short-Term Investment Fund was not operational at March 31, 1999.

  The Total Return Bond Fund seeks to maximize long-term total return. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. The dollar-weighted average maturity will exceed its portfolio duration.

  The Low Duration Bond Fund seeks to maximize current income, consistent with preservation of capital. Capital appreciation is a secondary consideration of the Fund. This Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The dollar-weighted average maturity for this Fund will exceed its portfolio duration.

  The AlphaTrak 500 Fund seeks to achieve a total return that exceeds the total return of the Standard & Poor's 500 Index ("S&P 500 Index"). The Fund invests in S&P 500 Index futures contracts backed by a diversified portfolio of fixed income securities of varying maturities with a portfolio duration of up to three years. The Fund's dollar-weighted average maturity will exceed its portfolio duration.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the
  Funds:

  SECURITY VALUATION:
  Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations

--------------------------------------------------------------------------------

  from pricing services. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value) if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. S&P 500 futures contracts are valued at the first sale price after 4 p.m. EST on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange which it is traded. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

  SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the first-in-first-out method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

  PAYABLE TO CUSTODIAN:
  The amount payable to custodian represents an amount due for an unsettled trade that was cleared April 1, 1999.

  ORGANIZATION COSTS:
  Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations.

  DISTRIBUTIONS TO SHAREHOLDERS:
  The Funds (except the AlphaTrak 500 Fund) expect to declare dividends daily and pay them monthly to shareholders. The AlphaTrak 500 Fund expects to declare and pay dividends to shareholders quarterly. Distributions of net capital gains, if any, will be made at least annually. The Board of Trustees may determine to declare dividends and make distributions more or less frequently.

  FEDERAL INCOME TAXATION:
  It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

--------------------------------------------------------------------------------

  CASH AND CASH EQUIVALENTS:
  The Funds have defined cash and cash equivalents as cash in interest bearing and non-interest bearing accounts.

  USE OF ESTIMATES:
  In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PORTFOLIO INVESTMENTS

  The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.

  Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

  The Funds may also invest in Collateralized Mortgage Obligations (CMOs). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the

--------------------------------------------------------------------------------

  pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

  The Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). During the period ended March 31, 1999, certain interest only securities were held as part of the overall mortgage portfolio holdings. The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The Funds also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

  The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Funds may use futures contracts to manage exposure to the stock and bond markets or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the advisor to the Fund may be attempting to liquidate some or all the Fund holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

  In addition to the securities listed above, the AlphaTrak 500 Fund may invest all of its assets in the following equity derivative instruments: S&P 500 Index futures contracts, Mini S&P 500 Index futures contracts, options on the

--------------------------------------------------------------------------------

  S&P 500 Index and S&P futures, and swap agreements involving the S&P 500 Index. When the above listed S&P Index derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest up to 100% in the common stocks that comprise the S&P 500 Index. The Fund may also invest up to 25% of its total assets in these stocks indirectly by purchasing interests in mutual funds, asset pools or trusts that invest in such stocks.

4. SECURITIES TRANSACTIONS
  Investment transactions for the period ended March 31, 1999, excluding temporary short-term investments, were as follows:

                                        PURCHASES          SALES
                                       ------------    -------------
Total Return Bond Fund                 $198,936,590    $102,819,565
Low Duration Bond Fund                  323,923,995     132,219,697
AlphaTrak 500 Fund                        9,523,749       2,371,827

5. INVESTMENT ADVISORY SERVICES

  Under the Investment Advisory Agreement relating to the Funds, Metropolitan West Asset Management, LLC (the "Adviser"), a registered investment adviser, provides the Funds with investment management services. As compensation for these services, the Adviser charges the Total Return Bond Fund and the Low Duration Bond Fund a fee, computed daily and payable monthly, at an annual rate of 0.55% and 0.48%, respectively, of each Fund's average daily net assets. The Adviser charges the AlphaTrak 500 Fund a basic fee of 0.35% of the Fund's average daily net assets. The basic fee may be adjusted upward or downward (by a maximum of 0.35% of the Fund's average daily net assets), depending on whether, and to what extent, the investment performance of the AlphaTrak 500 Fund, for the relevant performance period, exceeds or is exceeded by, the performance of the S&P 500 Index over the same period. Certain officers and trustees of the Funds are also officers and directors of the Adviser. Such officers and trustees serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended March 31, 1999, were as follows:

                                              INVESTMENT     VOLUNTARY
                                               ADVISORY       EXPENSE
                                               FEE RATE     LIMITATION
                                              -----------   -----------
Total Return Bond Fund                           0.55%         0.65%
Low Duration Bond Fund                           0.48          0.58
AlphaTrak 500 Fund                            0.00 - 0.70   0.20 - 0.90

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS:

  Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01 per share. Transactions in shares of beneficial interest were as follows:

                             TOTAL RETURN BOND FUND     LOW DURATION BOND FUND    ALPHATRAK 500 FUND
                             -----------------------   ------------------------   ------------------
                             YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED      PERIOD ENDED
                             MARCH 31,    MARCH 31,     MARCH 31,    MARCH 31,        MARCH 31,
                                1999         1998         1999          1998             1999
                             ----------   ----------   -----------   ----------   ------------------
   Increase in Fund shares:
    Shares outstanding at
     beginning of period      2,381,576       5,000     13,289,111        5,000              0
    Shares sold               9,034,372   2,520,599     23,153,600   16,152,929        719,869
    Shares issued through
     reinvestment of
     dividends                  413,999      90,346      1,240,285      395,250          5,327
    Shares redeemed            (888,318)   (234,369)   (14,507,273)  (3,264,068)       (14,184)
                             ----------   ---------    -----------   ----------        -------
   Net increase in Fund
    shares                    8,560,053   2,376,576      9,886,612   13,284,111        711,012
                             ----------   ---------    -----------   ----------        -------
   Shares outstanding at
    end
    of period                10,941,629   2,381,576     23,175,723   13,289,111        711,012
                             ==========   =========    ===========   ==========        =======

--------------------------------------------------------------------------------

                            METROPOLITAN WEST FUNDS
                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of the Metropolitan West Funds:

We have audited the accompanying statements of assets and liabilities of the Metropolitan West Funds comprised of Metropolitan West Total Return Bond Fund ("Total Return"), the Metropolitan West Low Duration Bond Fund ("Low Duration"), and the Metropolitan West AlphaTrak 500 Fund ("AlphaTrak") (collectively the "Funds"), including the schedules of portfolio investments as of March 31, 1999, and the related statements of operations for the period then ended, and the related statements of changes in net assets and financial highlights for each of the two years in the period then ended for Total Return and Low Duration, and for the period from June 29, 1998 (commencement of operations) to March 31, 1999 for AlphaTrak. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Metropolitan West Total Return Bond Fund, the Metropolitan West Low Duration Bond Fund, and the Metropolitan West AlphaTrak 500 Fund as of March 31, 1999, the results of operations for the period then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended for Total Return and Low Duration, and for the period from June 29, 1998 (commencement of operations) to March 31, 1999 for AlphaTrak, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Los Angeles, California
April 30, 1999

                               BOARD OF TRUSTEES
                              Scott B. Dubchansky
                                Keith T. Holmes
                             Martin Luther King III
                               Laird R. Landmann
                                James M. Lippman
                              Daniel D. Villanueva

                                    OFFICERS
                              Scott B. Dubchansky
                      Chairman of the Board, President and
                          Principal Executive Officer

                             Richard H. Schweitzer
             Treasurer, Principal Accounting and Financial Officer

                                 Lara Mulpagano
                       Secretary and Assistant Treasurer

                               James E. Menvielle
                              Assistant Treasurer

                 ADVISER:                                    AUDITORS:
  Metropolitan West Asset Management, LLC              Deloitte & Touche LLP
   11766 Wilshire Boulevard, Suite 1580         1000 Wilshire Boulevard, Suite 1500
           Los Angeles, CA 90025                       Los Angeles, CA 90017
                CUSTODIAN:                                 DISTRIBUTOR:
           The Bank of New York                    First Data Distributors, Inc.
           90 Washington Street                         4400 Computer Drive
            New York, NY 10286                          Westboro, MA 01581
              TRANSFER AGENT:                             LEGAL COUNSEL:
 First Data Investor Services Group, Inc.      Paul, Hastings, Janofsky & Walker LLP
              P.O. Box 61503                     345 California Street, 29th Floor
         King of Prussia, PA 19406                    San Francisco, CA 94104

                                [MetWstLg Logo]
                                [MetWstLg Logo]

                      For Additional Information about the
                         Metropolitan West Funds call:
                               (310) 966-8900 or
                           (800) 241-4671 (toll-free)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.